Trade payables and other current liabilities (Tables)	3 Months Ended
Mar. 31, 2020
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payable and other current liabilities as of March 31, 2020 and December 31, 2019 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2020	2019
	($ in thousands)
Trade accounts payable	58,661	52,062
Down payments from clients	598	565
Liberty (Note 16)	41,032	41,032
Other accounts payable	26,404	34,403
Total	126,695	128,062